Schedule of Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Restated
Net unrealized gains (losses) on securities	$ 82,788	$ (2,585)
Net unrealized gains (losses) on derivatives designated as cash flow hedges	(12,024)		(70,501)
Accumulated other comprehensive income (loss)	$ 70,764	$ (73,086)